Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the OCC Value Fund

The disclosure contained in the subsection captioned “Oppenheimer Capital” in the section titled “Management of the Funds” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Value Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the OCC Renaissance and OCC Value Funds

The disclosure contained in the subsection captioned “Oppenheimer Capital” in the section titled “Management of the Funds” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Renaissance and OCC Value Funds’ investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the RCM International Growth Equity Fund

The RCM International Growth Equity Fund has changed the range of its portfolio holdings. The disclosure in the RCM International Growth Equity Fund Summary and the Summary Information table on page 2 of the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “50-115.”

Disclosure Relating to the NACM International Fund

Effective immediately, the NACM International Fund is managed by Stacey R. Nutt, David Vaughn, Mark P. Roemer and Antonio Ramos. Additional information about Messrs. Nutt, Vaughn, Roemer and Ramos may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class A, B and C Shares of Allianz Technology Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the NACM International Fund

Effective immediately, the NACM International Fund is managed by Stacey R. Nutt, David Vaughn, Mark P. Roemer and Antonio Ramos. Additional information about Messrs. Nutt, Vaughn, Roemer and Ramos may be found in the Prospectus under the subsection captioned “Sub-Adviser” in the section titled “Management of the Funds.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the NACM International Fund

Effective immediately, the NACM International Fund is managed by Stacey R. Nutt, David Vaughn, Mark P. Roemer and Antonio Ramos. Additional information about Messrs. Nutt, Vaughn, Roemer and Ramos may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the OCC Renaissance and OCC Value Funds

The disclosure contained in the subsection captioned “Oppenheimer Capital” in the section titled “Management of the Funds” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Renaissance and OCC Value Funds’ investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class A, B and C Shares of OCC Renaissance Fund

Dated November 1, 2004 (as revised April 1, 2005)

The disclosure contained in the subsection captioned “Subadviser” in the section titled “Management of the Fund” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class A, B and C Shares of Allianz AMM Asset Allocation Fund

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class A and C Shares of Allianz Stock Funds

Dated April 1, 2005

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class D Shares of Allianz Technology Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Class D Shares of Allianz Stock Funds

Dated April 1, 2005

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated April 1, 2005

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 2, 2005

to the Prospectus for Institutional Class Shares of Allianz AMM Asset Allocation Fund

Dated November 1, 2004 (as revised April 1, 2005)

Effective immediately, the Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

Effective immediately, the Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

If the West Virginia Compliant were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.